Carillon Chartwell Small Cap Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Aerospace & Defense - 9.2%
AAR Corp. (a)	22,765	$2,491,857
AeroVironment, Inc. (a)	2,909	532,492
Astronics Corp. (a)	11,210	748,043
ATI, Inc. (a)	8,873	1,290,667
Carpenter Technology Corp.	6,621	2,609,667
FTAI Aviation Ltd.	13,534	3,315,830
Moog, Inc. - Class A	2,786	815,295
		11,803,851

Banks - 5.6%
Axos Financial, Inc. (a)	16,069	1,367,311
Columbia Banking System, Inc.	49,735	1,364,231
First Horizon Corp.	103,016	2,344,644
Wintrust Financial Corp.	15,390	2,138,287
		7,214,473

Biotechnology - 8.8%
Arrowhead Pharmaceuticals, Inc. (a)	24,025	1,506,368
Bridgebio Pharma, Inc. (a)	21,662	1,608,620
Cogent Biosciences, Inc. (a)	13,701	527,352
Cytokinetics, Inc. (a)	15,942	1,050,737
KalVista Pharmaceuticals, Inc. (a)	36,612	737,000
Madrigal Pharmaceuticals, Inc. (a)	2,026	1,060,550
Palvella Therapeutics, Inc. (a)	6,040	752,886
Rhythm Pharmaceuticals, Inc. (a)	10,401	904,575
Scholar Rock Holding Corp. (a)	33,078	1,626,114
Spyre Therapeutics, Inc. (a)	5,510	277,924
Xenon Pharmaceuticals, Inc. (a)	22,525	1,309,829
		11,361,955

Broadline Retail - 0.8%
Ollie's Bargain Outlet Holdings, Inc. (a)	11,022	1,014,465

Building Products - 3.3%
Modine Manufacturing Co. (a)	13,856	3,002,734
Trex Co., Inc. (a)	33,284	1,212,203
		4,214,937

Capital Markets - 0.9%
Piper Sandler Cos.	15,540	1,189,587

Chemicals - 0.8%
Avient Corp.	28,139	1,021,446

Communications Equipment - 1.9%
Lumentum Holdings, Inc. (a)	3,540	2,487,770

Construction & Engineering - 7.4%
Comfort Systems USA, Inc.	2,681	3,697,072
Dycom Industries, Inc. (a)	4,969	1,683,597
Sterling Infrastructure, Inc. (a)	9,975	4,062,518
		9,443,187

Diversified Telecommunication Services - 0.4%
AST SpaceMobile, Inc. (a)	6,617	548,351

Electric Utilities - 1.1%
IDACORP, Inc.	9,857	1,409,255

Electrical Equipment - 1.6%
Powell Industries, Inc.	3,791	2,051,234

Electronic Equipment, Instruments & Components - 6.3%
Coherent Corp. (a)	10,212	2,432,600
Fabrinet (a)	6,330	3,301,222
Itron, Inc. (a)	10,611	951,064
TTM Technologies, Inc. (a)	14,992	1,460,521
		8,145,407

Entertainment - 0.9%
Sphere Entertainment Co. (a)	10,104	1,186,210

Health Care Equipment & Supplies - 2.5%
ICU Medical, Inc. (a)	9,322	1,203,936
iRhythm Technologies, Inc. (a)	6,802	802,772
Merit Medical Systems, Inc. (a)	16,790	1,157,335
		3,164,043

Health Care Providers & Services - 4.5%
BrightSpring Health Services, Inc. (a)	27,941	1,190,566
GeneDx Holdings Corp. (a)	17,366	1,115,245
Guardant Health, Inc. (a)	24,265	2,241,358
Hims & Hers Health, Inc. (a)	27,034	561,226
RadNet, Inc. (a)	12,999	726,514
		5,834,909

Hotel & Resort REITs - 1.0%
Ryman Hospitality Properties, Inc.	14,367	1,325,643

Hotels, Restaurants & Leisure - 1.3%
Boyd Gaming Corp.	19,531	1,605,058

Household Durables - 1.3%
Installed Building Products, Inc.	6,164	1,634,385

Independent Power and Renewable Electricity Producers - 1.3%
Talen Energy Corp. (a)	4,999	1,595,831

Life Sciences Tools & Services - 0.7%
Adaptive Biotechnologies Corp. (a)	59,079	820,016

Machinery - 3.3%
Crane Co.	7,421	1,268,991
Esab Corp.	8,707	841,619
Federal Signal Corp.	11,056	1,195,596
Terex Corp.	15,892	939,217
		4,245,423

Media - 0.5%
Magnite, Inc. (a)	55,971	664,935

Metals & Mining - 0.8%
Constellium SE (a)	42,406	1,042,339

Oil, Gas & Consumable Fuels - 3.0%
Antero Resources Corp. (a)	31,638	1,342,717
Chord Energy Corp.	7,675	1,091,231
Gulfport Energy Corp. (a)	6,424	1,359,126
		3,793,074

Pharmaceuticals - 7.6%
Amneal Pharmaceuticals, Inc. (a)	127,544	1,585,372
ANI Pharmaceuticals, Inc. (a)	17,361	1,335,061
Axsome Therapeutics, Inc. (a)	13,446	2,272,643
Elanco Animal Health, Inc. (a)	57,120	1,366,882
Liquidia Corp. (a)	18,469	697,020
Maze Therapeutics, Inc. (a)(b)	19,485	581,627
Structure Therapeutics, Inc. - ADR (a)	12,053	580,955
Supernus Pharmaceuticals, Inc. (a)	27,115	1,401,574
		9,821,134

Professional Services - 0.6%
Planet Labs PBC (a)	27,451	767,255

Retail REITs - 1.0%
Curbline Properties Corp.	50,990	1,315,032

Semiconductors & Semiconductor Equipment - 9.2%
Credo Technology Group Holding Ltd. (a)	9,371	879,656
MACOM Technology Solutions Holdings, Inc. (a)	17,339	3,850,472
MKS, Inc.	3,927	902,464
Onto Innovation, Inc. (a)	7,303	1,497,626
Rambus, Inc. (a)	20,062	1,725,934
Silicon Motion Technology Corp. - ADR	18,042	2,025,936
Tower Semiconductor Ltd. (a)	5,573	977,950
		11,860,038

Software - 1.8%
AvePoint, Inc. (a)	63,309	602,068
Commvault Systems, Inc. (a)	6,027	469,443
Unity Software, Inc. (a)	57,737	1,266,750
		2,338,261

Specialty Retail - 3.7%
Boot Barn Holdings, Inc. (a)	9,518	1,393,055
Burlington Stores, Inc. (a)	7,024	2,285,469
Five Below, Inc. (a)	4,615	1,054,435
		4,732,959

Textiles, Apparel & Luxury Goods - 1.4%
Birkenstock Holding PLC (a)	20,741	743,150
Kontoor Brands, Inc.	15,329	1,077,475
		1,820,625

Trading Companies & Distributors - 2.1%
Applied Industrial Technologies, Inc.	10,306	2,734,388
TOTAL COMMON STOCKS (Cost $97,623,370)		124,207,476

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
Money Market Funds – 0.4% First American Government Obligations Fund - Class X, 3.58% (c)	548,144	548,144
TOTAL SHORT-TERM INVESTMENTS (Cost $548,144)		548,144

TOTAL INVESTMENTS - 97.0% (Cost $98,171,514)		124,755,620
Other Assets in Excess of Liabilities - 3.0%		3,874,734
TOTAL NET ASSETS - 100.0%		$128,630,354

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The total market value of this security was $549,986 which represented 0.4% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026. Investment made with cash collateral received for securities on loan.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Carillon Chartwell Small Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$124,207,476	$–	$–	$124,207,476
Money Market Funds	548,144	–	–	548,144
Total Investments	$124,755,620	$–	$–	$124,755,620

Refer to the Schedule of Investments for further disaggregation of investment categories.